SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disaggregation of Revenue [Line Items]
Total Revenues	$ 178,345	$ 724,859
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	0.20%	0.60%